Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases

Note 21 – Leases

A.	Information regarding material lease agreements

a.	The Group leases vehicles for approximately three-year periods from several different leasing companies and from time to time changes the number of leased vehicles according to its current needs. The leased vehicles are identified by means of license numbers and the vehicle’s registration, with the leasing companies not being able to switch vehicles, other than in cases of deficiencies. The leased vehicles are used by the Group’s headquarter staff, marketing and sales persons and other employees whose employment agreements include an obligation of the Group to put a vehicle at their disposal. The Group accounted for the arrangement between it and the leasing companies as a lease arrangement in the scope of IFRS 16 “Leases” and for the arrangement between it and its employees as an arrangement in the scope of IAS 19, “Employee Benefits”. The agreements with the leasing companies do not contain extension and/or termination options that the Group is reasonably certain to exercise.

A lease liability and right-of-use asset in the amount of $319 have been recognized in the statement of financial position as at December 31, 2022 in respect of leases of vehicles.

b.	The Group leases offices in Ness- Ziona from Africa-Israel for a period of up to five years under a few different contracts for four different floors used for offices, labs and manufacturing facilities, at the same building. The contractual periods of the aforesaid lease agreements end in December 2023, August 2024, November 2026 and July 2027. During the reporting period the Group signed new lease agreements in Ness-Ziona, mainly for its R&D department. The Group also leases offices in Hong-Kong. The contractual period of the aforesaid lease agreement ends in March 2024. The Group also signed a lease agreement for offices in Waltham, Massachusetts, U.S, for a contractual period of seven years, which ends in February 2029. An old lease agreement for offices in Florida was terminated. The Group signed a five years agreement for its Germany office in Munich. A lease liability and right-of-use asset of $14,419 have been recognized in the statement of financial position as at December 31, 2022 in respect of new leases of offices, in order to expand the current headquarters of the Group.

The lease payments in some of the Group’s leases in Israel and Germany are linked to the local consumer price indexes known on the lease’s date of inception. The revaluation of the lease payments was recognized as a right-of-use asset. The asset was adjusted by the amount of $459 in 2022.

The Group has the options to extend some of its lease agreements. In measuring the lease liability and the right-of-use asset, the Group did not take into account those options since under the current management those options are not reasonably certain to be exercised.

c.	A lease liability and right-of-use asset of $627 have been recognized as part of the business combination of Formatec Holding. For more information, see Note 9.B(2).

B.	Right-of-use assets:

	Buildings	Vehicles	Total

Balance as at January 1, 2021	3,078	91	3,169
Acquisition through business combinations	948	47	995
Depreciation	1,359	(15)	1,344
Disposals	70	178	248
Additions	1,595	324	1,919
Balance as at December 31, 2021	4,192	299	4,491
Acquisition through business combinations	627	—	627
Depreciation	3,349	221	3,570
Disposals	95	58	153
Additions	14,419	319	14,738
Remeasurement	459	—	459
Currency	(52)	(1)	(53)
Balance as at December 31, 2022	16,201	338	16,539

C. Lease liabilities

Maturity analysis of the Group’s lease liabilities:

	December 31,	December 31,
	2021	2022
Maturity analysis of the Group’s lease liabilities:
Less than one year	2,086	4,846
One to five years	3,336	12,189
Above 5 years	—	185
Total	5,422	17,220

D. Amounts recognized in profit or loss

	2020	2021	2022
Interest expenses on lease liability	390	237	180
Expenses relating to leases	925	1,592	3,723
	1,315	1,829	3,903

During the years ended December 31, 2022 and 2021, the Company paid a total of $4,151 and $1,494, respectively, for lease payments.